Commercial Paper	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Commercial Paper
Commercial Paper

The Company maintains a commercial paper program that is partially supported by a $50,000 corporate credit facility.

The following table provides information regarding the Company’s commercial paper program:

	December 31,
	2015	2014
Face value	$93,371	$98,589
Carrying value	93,371	98,589
Effective interest rate	0.5%-0.6%	0.2%
Maturity range (days)	8 - 28	7 - 27